CONDENSED STATEMENTS OF INCOME (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 702,882	$ 637,379	$ 430,258
Cost of revenues	(145,739)	(102,488)	(80,863)
Gross profit	557,143	534,891	349,395
General and administrative expenses	(100,571)	(83,384)	(70,780)
Operating income	309,533	350,358	198,559
Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries
Interest income	43,857	27,803	19,406
Interest expenses	(17,308)	(14,675)	(11,630)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, US$821 and nil for the years ended December 31, 2012, 2013 and 2014, respectively)		821
Other-than-temporary impairment on available-for-sale securities	(8,417)		(14)
Foreign exchange gain (loss)	(44)	3	90
Income before income taxes and noncontrolling interests	334,826	368,443	207,709
Income tax expenses	(81,609)	(69,781)	(55,905)
Net income	253,217	298,662	151,804
Other comprehensive income, net of tax
Foreign currency translation adjustments	(4,323)	20,150	1,378
Unrealized gain on available-for-sale securities	10,508	78	743
Other comprehensive income, net of tax	6,185	19,407	2,121
Comprehensive income	259,402	318,069	153,925
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative expenses	(867)	(460)	(49)
Operating income	(867)	(460)	(49)
Equity in profits of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries	270,241	298,812	151,649
Interest income	3,303
Interest expenses	(11,033)	(566)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, US$821 and nil for the years ended December 31, 2012, 2013 and 2014, respectively)		821
Other-than-temporary impairment on available-for-sale securities	(8,417)		(14)
Foreign exchange gain (loss)	(10)	2	224
Income before income taxes and noncontrolling interests	253,217	298,609	151,810
Income tax expenses
Net income	253,217	298,609	151,810
Other comprehensive income, net of tax
Foreign currency translation adjustments	(4,323)	20,150	1,378
Unrealized gain on available-for-sale securities	10,508	78	743
Reclassification adjustment for gain included in net income		(821)
Other comprehensive income, net of tax	6,185	19,407	2,121
Comprehensive income	$ 259,402	$ 318,016	$ 153,931